CONSOLIDATED STATEMENT OF SHAREHOLDERS' AND COMBINED STATEMENT OF PARENT'S EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Old IAC	Vimeo	Cumulative Effect, Period of Adoption, Adjustment	Total IAC Shareholders' Equity	Total IAC Shareholders' Equity Old IAC	Total IAC Shareholders' Equity Vimeo	Total IAC Shareholders' Equity Cumulative Effect, Period of Adoption, Adjustment	Redeemable Noncontrolling Interests	Redeemable Noncontrolling Interests Vimeo	Common Stock Class A Common Stock	Common Stock Class B Convertible Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Old IAC	Additional Paid-in Capital Vimeo	Retained Earnings	Invested Capital	Invested Capital Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive (Loss) Income	Noncontrolling Interests	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjustment
Balance at beginning of period at Dec. 31, 2017									$ 36,811
Increase (Decrease) in Temporary Equity [Roll Forward]
Net earnings									33,788
Other comprehensive loss, net of income tax									(582)
Stock-based compensation expense									1,138
Distributions to and purchases of noncontrolling interests									(11,282)
Noncontrolling interests created in acquisitions									2,261
Adjustment of redeemable noncontrolling interests to fair value									6,640
Other									(3,087)
Balance at end of period at Dec. 31, 2018									65,687
Balance at beginning of period at Dec. 31, 2017	$ 2,256,320			$ 40,337	$ 1,999,939			$ 36,927									$ 2,007,443	$ 36,927	$ (7,504)	$ 256,381	$ 3,410
Increase (Decrease) in Shareholders' Equity
Net earnings	258,583				246,772												246,772			11,811
Other comprehensive loss, net of income tax	(5,859)				(5,026)														(5,026)	(833)
Stock-based compensation expense	147,267				51,327												51,327			95,940
Distributions to and purchases of noncontrolling interests	(1,236)																			(1,236)
Issuance of Angi Inc. common stock pursuant to stock-based awards, net of withholding taxes	140,706				106,204												106,215		(11)	34,502
Net increase in Old IAC's investment in IAC Holdings, Inc.	(145,461)				(145,461)												(145,461)
Adjustment of noncontrolling interests to fair value	(6,640)				(6,640)												(6,640)
Other	383				0												0			383
Balance at end of period at Dec. 31, 2018	2,684,400				2,284,042												2,296,583		(12,541)	400,358
Increase (Decrease) in Temporary Equity [Roll Forward]
Net earnings									3,168
Other comprehensive loss, net of income tax									39
Stock-based compensation expense									148
Distributions to and purchases of noncontrolling interests									(40,432)
Noncontrolling interests created in acquisitions									3,739
Adjustment of redeemable noncontrolling interests to fair value									11,554
Other									(85)
Balance at end of period at Dec. 31, 2019	43,818								43,818
Increase (Decrease) in Shareholders' Equity
Net earnings	29,015				22,895												22,895			6,120
Other comprehensive loss, net of income tax	269				335														335	(66)
Stock-based compensation expense	131,708				65,893												65,893			65,815
Issuance of Angi Inc. common stock pursuant to stock-based awards, net of withholding taxes	(34,722)				(32,616)												(32,596)		(20)	(2,106)
Purchase of Angi Inc. treasury stock	(57,949)				(57,949)												(57,949)
Net increase in Old IAC's investment in IAC Holdings, Inc.	263,979				263,979												263,979
Adjustment of noncontrolling interests to fair value	(11,554)				(11,554)												(11,554)
Other	0				0												0			0
Balance at end of period at Dec. 31, 2019	3,005,146				2,535,025						$ 0	$ 0	$ 0			$ 0	2,547,251		(12,226)	470,121
Balance at end of period (shares) at Dec. 31, 2019											0	0
Increase (Decrease) in Temporary Equity [Roll Forward]
Net earnings									(1,434)
Other comprehensive loss, net of income tax									439
Stock-based compensation expense									15
Distributions to and purchases of noncontrolling interests									(3,515)
Noncontrolling interests created in acquisitions									1,121
Issuance of Vimeo common stock and creation of noncontrolling interest, net of fees										$ 8,299
Adjustment of redeemable noncontrolling interests to fair value									183,315
Other									(66)
Balance at end of period at Dec. 31, 2020	231,992								$ 231,992
Increase (Decrease) in Shareholders' Equity
Net earnings	270,020				269,726											694,042	(424,316)			294
Other comprehensive loss, net of income tax	7,373				6,094														6,094	1,279
Stock-based compensation expense	199,028				113,761								40,870				72,891			85,267
Distributions to and purchases of noncontrolling interests	(1,115)																			(1,115)
Issuance of Angi Inc. common stock pursuant to stock-based awards, net of withholding taxes	(64,142)				(60,959)								(62,169)				1,248		(38)	(3,183)
Purchase of Angi Inc. treasury stock	(64,132)				(64,132)								(9,273)				(54,859)
Stock Issued During Period, Value, New Issues		$ 1,408,298				$ 1,408,298								$ 1,408,298
Net increase in Old IAC's investment in IAC Holdings, Inc.	1,685,995				1,685,995												1,685,995
Cash Merger Consideration Paid	837,913				837,913												837,913
Capitalization as a result of the MTCH Separation	0										$ 79	$ 6	4,661,231				(4,661,316)
Capitalization as a result of the Separation (shares)											79,343	5,789
Issuance of Vimeo common stock and creation of noncontrolling interest, net of fees			$ 141,301				$ 141,301								$ 141,301
Adjustment of noncontrolling interests to fair value	(183,315)				(183,315)								(178,508)				(4,807)
Issuance of common stock pursuant to stock-based awards, net of withholding taxes	(83,382)				(83,382)						$ 1		(83,383)
Issuance of common stock pursuant to stock-based awards, net of withholding taxes (shares)											633
Issuance of restricted stock	0										$ 3		(3)
Issuance of restricted stock (shares)											3,000
Adjustment to the capitalization of tax accounts as a result of the MTCH Separation	(8,259)				(8,259)								(8,259)
Other	199				(491)								(491)							690
Balance at end of period at Dec. 31, 2020	$ 7,150,928				$ 6,597,575						$ 83	$ 6	$ 5,909,614			$ 694,042	$ 0		$ (6,170)	$ 553,353
Balance at end of period (shares) at Dec. 31, 2020											82,976	5,789